Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund
Entity Central Index Key	0000878719
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
C000174813
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	I Class Shares
Trading Symbol	AEMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about I Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, I Class Shares	$128	1.12%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2024, the Acadian Emerging Markets Portfolio I Class returned 29.2% (on a NAV basis), versus 26.0% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were Taiwan, China, and Hungary. The portfolio was generally underweighted relative to the benchmark in South Korea, India, and South Africa. At the sector level, the portfolio was focused on Energy, Information Technology, and Communication Services, while Consumer Staples, Financials, and Materials were the greatest underweights.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Acadian Emerging Markets Portfolio, I Class Shares - $1715571	MSCI Emerging Markets Index (Gross) (USD) - $1548166
Oct/16	$1000000	$1000000
Oct/17	$1280132	$1269080
Oct/18	$1092890	$1114412
Oct/19	$1178827	$1251404
Oct/20	$1216571	$1359275
Oct/21	$1503785	$1594903
Oct/22	$1063753	$1104824
Oct/23	$1328354	$1229223
Oct/24	$1715571	$1548166

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, I Class Shares	29.15%	7.79%	6.97%
MSCI Emerging Markets Index (Gross) (USD)	25.95%	4.35%	5.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 961,602,849
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 6,299,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$961,602,849	659	$6,299,239	60%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.1%
Short-Term Investment	0.9%
Indonesia	1.5%
Malaysia	1.7%
South Africa	1.9%
Thailand	2.2%
United Arab Emirates	2.6%
Saudi Arabia	3.3%
Brazil	5.2%
South Korea	8.8%
Hong Kong	10.8%
India	17.1%
China	17.8%
Taiwan	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	9.7%
Tencent Holdings	4.4%
China Construction Bank, Cl H	2.9%
Alibaba Group Holding	2.7%
Meituan, Cl B	2.0%
HCL Technologies	1.9%
MediaTek	1.7%
Hon Hai Precision Industry	1.6%
OTP Bank Nyrt	1.2%
Kuaishou Technology, Cl B	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000015706
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Investor Class Shares
Trading Symbol	AEMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Investor Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Investor Class Shares	$153	1.34%

Expenses Paid, Amount	$ 153
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2024, the Acadian Emerging Markets Portfolio Investor Class returned 28.9% (on a NAV basis), versus 26.0% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were Taiwan, China, and Hungary. The portfolio was generally underweighted relative to the benchmark in South Korea, India, and South Africa. At the sector level, the portfolio was focused on Energy, Information Technology, and Communication Services, while Consumer Staples, Financials, and Materials were the greatest underweights.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Acadian Emerging Markets Portfolio, Investor Class Shares - $15618	MSCI Emerging Markets Index (Gross) (USD) - $14564
Oct/14	$10000	$10000
Oct/15	$8449	$8578
Oct/16	$9246	$9407
Oct/17	$11821	$11938
Oct/18	$10065	$10483
Oct/19	$10842	$11772
Oct/20	$11172	$12787
Oct/21	$13781	$15003
Oct/22	$9725	$10393
Oct/23	$12120	$11563
Oct/24	$15618	$14564

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	10 Years
Acadian Emerging Markets Portfolio, Investor Class Shares	28.86%	7.57%	4.56%
MSCI Emerging Markets Index (Gross) (USD)	25.95%	4.35%	3.83%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 961,602,849
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 6,299,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$961,602,849	659	$6,299,239	60%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.1%
Short-Term Investment	0.9%
Indonesia	1.5%
Malaysia	1.7%
South Africa	1.9%
Thailand	2.2%
United Arab Emirates	2.6%
Saudi Arabia	3.3%
Brazil	5.2%
South Korea	8.8%
Hong Kong	10.8%
India	17.1%
China	17.8%
Taiwan	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	9.7%
Tencent Holdings	4.4%
China Construction Bank, Cl H	2.9%
Alibaba Group Holding	2.7%
Meituan, Cl B	2.0%
HCL Technologies	1.9%
MediaTek	1.7%
Hon Hai Precision Industry	1.6%
OTP Bank Nyrt	1.2%
Kuaishou Technology, Cl B	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund
C000174812
Shareholder Report [Line Items]
Fund Name	Acadian Emerging Markets Portfolio
Class Name	Y Class Shares
Trading Symbol	AEMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Y Class Shares of the Acadian Emerging Markets Portfolio (the "Fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.acadian-asset.com/emfund. You can also request this information by contacting us at 1-866-AAM-6161 (1-866-226-6161).
Additional Information Phone Number	1-866-AAM-6161 (1-866-226-6161)
Additional Information Website	https://www.acadian-asset.com/emfund
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Acadian Emerging Markets Portfolio, Y Class Shares	$140	1.22%

Expenses Paid, Amount	$ 140
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

Portfolio Performance Review

For the twelve months ended October 31, 2024, the Acadian Emerging Markets Portfolio Y Class returned 29.1% (on a NAV basis), versus 26.0% for the MSCI Emerging Markets Index, a widely followed emerging markets benchmark.

Portfolio Structure

The portfolio was invested in a broad range of emerging companies and markets over the period. The investment process considered both bottom-up company attractiveness and top-down country and industry ratings, combined with benchmark-relative risk controls, to determine individual stock positions.

Significant country overweight positions during the period were Taiwan, China, and Hungary. The portfolio was generally underweighted relative to the benchmark in South Korea, India, and South Africa. At the sector level, the portfolio was focused on Energy, Information Technology, and Communication Services, while Consumer Staples, Financials, and Materials were the greatest underweights.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Acadian Emerging Markets Portfolio, Y Class Shares - $170797	MSCI Emerging Markets Index (Gross) (USD) - $154817
Oct/16	$100000	$100000
Oct/17	$128013	$126908
Oct/18	$109053	$111441
Oct/19	$117659	$125140
Oct/20	$121370	$135928
Oct/21	$150019	$159490
Oct/22	$106046	$110482
Oct/23	$132349	$122922
Oct/24	$170797	$154817

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Acadian Emerging Markets Portfolio, Y Class Shares	29.05%	7.74%	6.92%
MSCI Emerging Markets Index (Gross) (USD)	25.95%	4.35%	5.61%

No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 961,602,849
Holdings Count | Holding	659
Advisory Fees Paid, Amount	$ 6,299,239
InvestmentCompanyPortfolioTurnover	60.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of October 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$961,602,849	659	$6,299,239	60%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	5.1%
Short-Term Investment	0.9%
Indonesia	1.5%
Malaysia	1.7%
South Africa	1.9%
Thailand	2.2%
United Arab Emirates	2.6%
Saudi Arabia	3.3%
Brazil	5.2%
South Korea	8.8%
Hong Kong	10.8%
India	17.1%
China	17.8%
Taiwan	22.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Taiwan Semiconductor Manufacturing	9.7%
Tencent Holdings	4.4%
China Construction Bank, Cl H	2.9%
Alibaba Group Holding	2.7%
Meituan, Cl B	2.0%
HCL Technologies	1.9%
MediaTek	1.7%
Hon Hai Precision Industry	1.6%
OTP Bank Nyrt	1.2%
Kuaishou Technology, Cl B	1.2%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	1-866-AAM-6161 (1-866-226-6161)
Updated Prospectus Web Address	https://www.acadian-asset.com/emfund